Quarterly Report
May 31, 2024
MFS®  Diversified
Income Fund
DIF-Q1

Portfolio of Investments
5/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 44.4%
Aerospace & Defense – 0.3%
Boeing Co., 2.196%, 2/04/2026	$920,000	$863,447
Boeing Co., 5.15%, 5/01/2030	529,000	504,733
Boeing Co., 5.805%, 5/01/2050	2,506,000	2,243,948
General Dynamics Corp., 3.625%, 4/01/2030	1,362,000	1,267,460
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	1,615,000	1,619,781
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	892,000	884,731
		$7,384,100
Apparel Manufacturers – 0.0%
Tapestry, Inc., 4.125%, 7/15/2027	$667,000	$635,449
Asset-Backed & Securitized – 1.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.013%, 11/15/2054 (i)	$6,442,096	$293,792
ACREC 2021-FL1 Ltd., “A”, FLR, 6.585% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	867,168	863,917
ACREC 2023-FL2 LLC, “A”, FLR, 7.547% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	888,433	891,239
American Credit Acceptance Receivables Trust, 2024-2 “A”, 5.9%, 2/12/2027 (n)	667,000	667,135
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	313,360	312,883
AmeriCredit Automobile Receivables Trust, 2024-1, A2-B“, 5.43% (SOFR - 1mo. + 0.6%), 2/18/2028	1,142,000	1,143,241
Arbor Realty Trust, Inc., CLO, 2021-FL1, ”A“, FLR, 6.401% ((SOFR - 1mo. + 0.11448%) + 0.97%), 12/15/2035 (n)	408,908	407,560
Arbor Realty Trust, Inc., CLO, 2021-FL1, ”B“, FLR, 6.931% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	998,500	976,269
Arbor Realty Trust, Inc., CLO, 2021-FL4, ”AS“, FLR, 7.131% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	484,000	476,068
AREIT 2022-CRE6 Trust, ”AS“, FLR, 6.973% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	946,500	932,028
AREIT 2023-CRE8 Trust LLC, ”A“, FLR, 7.432% (SOFR - 1mo. + 2.1118%), 8/17/2041 (n)	474,249	475,535
ARI Fleet Lease Trust, 2023-A, ”A2“, 5.41%, 2/17/2032 (n)	347,821	346,888
ARI Fleet Lease Trust, 2023-B, ”A2“, 6.05%, 7/15/2032 (n)	300,093	301,082
BBCMS Mortgage Trust, 2021-C9, ”XA“, 1.601%, 2/15/2054 (i)	3,487,421	271,632
BBCMS Mortgage Trust, 2022-C18, ”XA“, 0.462%, 12/15/2055 (i)	4,275,684	153,254
BDS 2021-FL7 Ltd., ”B“, FLR, 6.935% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	431,500	423,585
Benchmark 2021-B24 Mortgage Trust, ”XA“, 1.144%, 3/15/2054 (i)	6,667,859	335,528
Benchmark 2021-B26 Mortgage Trust, ”XA“, 0.996%, 6/15/2054 (i)	6,497,255	268,667
Benchmark 2021-B27 Mortgage Trust, ”XA“, 1.257%, 7/15/2054 (i)	7,545,067	432,056
Benchmark 2022-B36 Mortgage Trust, ”XA“, 0.809%, 7/15/2055 (i)	6,962,076	309,576
Bridgecrest Lending Auto Securitization Trust, 2024-2, ”A2“, 5.78%, 2/16/2027	881,000	880,704
Bridgecrest Lending Auto Securitization Trust, 2023-1, ”A2“, 6.34%, 7/15/2026	284,487	284,795
Business Jet Securities LLC, 2024-1A, ”A“, 6.197%, 5/15/2039 (n)	235,000	235,986
Capital Automotive, 2020-1A, ”A4“, REIT, 3.19%, 2/15/2050 (n)	509,175	495,589
Chesapeake Funding II LLC, 2023-2A, ”A2“, FLR, 6.423% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	992,535	997,239
Citigroup Commercial Mortgage Trust, 2019-XA, ”C7“, 0.981%, 12/15/2072 (i)(n)	9,302,779	338,739
Commercial Mortgage Pass-Through Certificates, 2021-BN32, ”XA“, 0.771%, 4/15/2054 (i)	4,802,335	174,588
Commercial Mortgage Pass-Through Certificates, 2022-BN43, ”XA“, 1.069%, 8/15/2055 (i)	7,938,585	444,037
Dell Equipment Finance Trust, 2023-1, ”A2“, 5.65%, 9/22/2028 (n)	383,731	383,683
Dell Equipment Finance Trust, 2023-3, ”A2“, 6.1%, 4/23/2029 (n)	533,082	533,828
Dryden Senior Loan Fund, 2022-113A, ”A1R“, CLO, FLR, 6.955% (SOFR - 3mo. + 1.63%), 10/20/2035 (n)	2,500,000	2,508,607
DT Auto Owner Trust, 2023-1A, ”A“, 5.48%, 4/15/2027 (n)	163,536	163,388
DT Auto Owner Trust, 2023-2A, ”A“, 5.88%, 4/15/2027 (n)	488,794	488,838
Exeter Automobile Receivables Trust, 2023-3A, ”A2“, 6.11%, 9/15/2025	57,717	57,726
Flagship Credit Auto Trust, 2019-3, ”D“, 2.86%, 12/15/2025 (n)	154,812	153,873
GLS Auto Select Receivables Trust, 2023-1A, ”A2“, 6.27%, 8/16/2027 (n)	488,219	489,643
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	432,125	434,489
GLS Auto Select Receivables Trust, 2024-2A, ”A-2“, 5.77%, 6/15/2027 (n)	1,047,000	1,046,698
KREF 2018-FT1 Ltd., ”A“, FLR, 6.505% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	477,532	469,537
KREF 2018-FT1 Ltd., ”AS“, FLR, 6.735% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	526,000	507,908
LAD Auto Receivables Trust, 2022-1A, ”A“, 5.21%, 6/15/2027 (n)	158,529	158,067
LAD Auto Receivables Trust, 2023-1A, ”A2“, 5.68%, 10/15/2026 (n)	125,114	125,027
LAD Auto Receivables Trust, 2023-2A, ”A2“, 5.93%, 6/15/2027 (n)	745,140	745,342
LoanCore 2021-CRE5 Ltd., ”AS“, FLR, 7.181% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	750,000	746,319

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2020-FL4 Ltd., ”A“, FLR, 7.134% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2035 (n)	$571,236	$571,338
MF1 2021-FL5 Ltd., ”AS“, FLR, 6.634% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	985,000	978,829
MF1 2021-FL5 Ltd., ”B“, FLR, 6.884% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	1,241,000	1,230,395
MF1 2022-FL8 Ltd., ”A“, FLR, 6.67% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	1,386,081	1,376,101
Morgan Stanley Capital I Trust, 2018-H4, ”XA“, 0.974%, 12/15/2051 (i)	8,973,555	272,530
Morgan Stanley Capital I Trust, 2021-L5, ”XA“, 1.287%, 5/15/2054 (i)	2,681,803	155,381
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, ”A-1“, 6.152%, 12/25/2068 (n)	963,101	962,842
Navistar Financial Dealer Note Master Owner Trust, 2023-1, ”A“, 6.18%, 8/25/2028 (n)	393,000	395,281
Navistar Financial Dealer Note Master Owner Trust, 2023-1, ”B“, 6.48%, 8/25/2028 (n)	218,000	217,955
OBX Trust, 2023-NQM5, ”A1“, 5.988%, 12/01/2064 (n)	450,158	448,161
OBX Trust, 2024-NQM1, ”A1“, 5.928%, 11/25/2063 (n)	721,610	717,464
OBX Trust, 2024-NQM1, ”A2“, 6.253%, 11/25/2063 (n)	103,437	102,800
OBX Trust, 2024-NQM2, ”A1“, 5.878%, 12/25/2063 (n)	778,347	774,143
OBX Trust, 2024-NQM3, ”A1“, 6.129%, 12/25/2063 (n)	499,229	498,768
OBX Trust, 2024-NQM6, ”A1“, 6.447%, 2/25/2064 (n)	822,382	826,043
PFP III 2021-8 Ltd., ”A“, FLR, 6.434% ((SOFR - 1mo. + 0.11448%) + 1%), 8/09/2037 (n)	155,677	154,674
PFP III 2021-8 Ltd., ”AS“, FLR, 6.684% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)	1,010,000	983,974
PFS Financing Corp., 2023-C, ”B“, 5.91%, 10/15/2028 (n)	208,000	208,162
ReadyCap Commercial Mortgage Trust, 2021-FL7, ”A“, FLR, 6.639% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (z)	239,003	237,247
ReadyCap Commercial Mortgage Trust, 2021-FL7, ”AS“, FLR, 6.939% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (z)	109,000	108,089
Santander Drive Auto Receivables Trust, 2024-1, ”A2“, 5.71%, 2/16/2027	335,726	335,735
SBNA Auto Lease Trust, 2023-A, ”A2“, 6.27%, 4/20/2026 (n)	707,130	709,314
SBNA Auto Lease Trust, 2024-A, ”A2“, 5.45%, 1/20/2026 (n)	448,000	447,459
Toyota Lease Owner Trust, 2023-A, ”A2“, 5.3%, 8/20/2025 (n)	538,883	538,358
Verus Securitization Trust, 2014-1, ”A1“, 5.712%, 1/25/2069 (n)	945,529	937,465
Verus Securitization Trust, 2024-1, ”A2“, 5.915%, 1/25/2069 (n)	264,229	262,056
Verus Securitization Trust, 2024-4, ”A1“, 6.218%, 6/25/2069 (n)	934,893	933,509
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2029	471,000	468,368
Wells Fargo Commercial Mortgage Trust, 2018-C48, ”XA“, 0.934%, 1/15/2052 (i)(n)	5,091,923	169,744
Westlake Automobile Receivables Trust, 2023-1A, ”A2B“, FLR, 6.173% (SOFR - 30 day + 0.85%), 6/15/2026 (n)	62,185	62,235
Westlake Automobile Receivables Trust, 2024-1A ”A2B“, FLR, 5.894% (SOFR - 1mo. + 0.57%), 3/15/2027 (n)	679,000	679,269
World Omni Select Auto Trust 2023-A, ”A2B“, FLR, 6.174% (SOFR - 30 day + 0.85%), 3/15/2027	642,442	643,357
		$40,553,631
Automotive – 0.3%
Cummins, Inc., 5.45%, 2/20/2054	$638,000	$625,242
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026	1,800,000	1,832,123
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029	801,000	796,283
Ford Motor Credit Co. LLC, 3.25%, 2/12/2032	625,000	513,699
Hyundai Capital America, 6.375%, 4/08/2030 (n)	1,300,000	1,349,613
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	686,000	707,109
		$5,824,069
Broadcasting – 0.4%
Discovery Communications LLC, 4%, 9/15/2055	$541,000	$346,192
Prosus N.V., 4.193%, 1/19/2032 (n)	881,000	759,023
Prosus N.V., 4.027%, 8/03/2050 (n)	1,149,000	755,572
Walt Disney Co., 3.35%, 3/24/2025	1,196,000	1,176,284
Walt Disney Co., 3.5%, 5/13/2040	2,155,000	1,711,946
Walt Disney Co., 3.8%, 5/13/2060	1,364,000	1,009,648
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	1,008,000	882,209
Weibo Corp., 3.375%, 7/08/2030	1,482,000	1,290,052
		$7,930,926

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.2%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		$756,000	$763,153
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		704,000	728,107
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		1,219,000	1,174,685
LPL Holdings, Inc., 6.75%, 11/17/2028		325,000	339,869
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		1,273,000	1,159,749
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		517,000	513,155
			$4,678,718
Building – 0.1%
GCC S.A.B de C.V., 3.614%, 4/20/2032 (n)		$501,000	$425,140
Vulcan Materials Co., 3.5%, 6/01/2030		814,000	738,502
Vulcan Materials Co., 4.5%, 6/15/2047		325,000	273,150
			$1,436,792
Business Services – 0.3%
Fiserv, Inc., 4.4%, 7/01/2049		$2,188,000	$1,781,603
Mastercard, Inc., 3.85%, 3/26/2050		1,013,000	800,681
Visa, Inc., 2.05%, 4/15/2030		1,506,000	1,287,471
Visa, Inc., 2.7%, 4/15/2040		1,339,000	971,913
Visa, Inc., 2%, 8/15/2050		1,120,000	623,610
			$5,465,278
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		$1,998,000	$2,000,183
Comcast Corp., 4.8%, 5/15/2033		453,000	437,918
Comcast Corp., 3.75%, 4/01/2040		978,000	792,688
Comcast Corp., 5.35%, 5/15/2053		1,359,000	1,293,830
United Group B.V., 6.75%, 2/15/2031 (n)	EUR	214,000	242,940
			$4,767,559
Chemicals – 0.0%
Sasol Financing (USA) LLC, 8.75%, 5/03/2029 (n)		$498,000	$498,157
Computer Software – 0.2%
Cisco Systems, Inc., 5.5%, 1/15/2040		$745,000	$757,893
Microsoft Corp., 2.525%, 6/01/2050		2,939,000	1,845,362
Microsoft Corp., 2.5%, 9/15/2050 (n)		1,594,000	985,064
Oracle Corp., 5.55%, 2/06/2053		908,000	857,346
			$4,445,665
Computer Software - Systems – 0.2%
Apple, Inc., 1.7%, 8/05/2031		$2,280,000	$1,851,795
Apple, Inc., 2.65%, 5/11/2050		2,533,000	1,604,792
			$3,456,587
Conglomerates – 0.3%
Ingersoll Rand, Inc., 5.45%, 6/15/2034		$448,000	$449,005
nVent Finance S.à r.l., 5.65%, 5/15/2033		1,255,000	1,250,922
Regal Rexnord Corp., 6.05%, 4/15/2028		1,114,000	1,130,876
Regal Rexnord Corp., 6.3%, 2/15/2030		955,000	977,648
Sisecam UK PLC, 8.625%, 5/02/2032 (n)		815,000	829,263
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		1,702,000	1,664,590
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		699,000	701,132
			$7,003,436
Consumer Products – 0.2%
Kenvue, Inc., 5%, 3/22/2030		$1,572,000	$1,569,948
Kenvue, Inc., 5.1%, 3/22/2043		1,017,000	980,753
Kenvue, Inc., 5.05%, 3/22/2053		960,000	902,388

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
Mattel, Inc., 3.75%, 4/01/2029 (n)		$1,307,000	$1,197,015
			$4,650,104
Consumer Services – 0.2%
Booking Holdings, Inc., 3.55%, 3/15/2028		$1,367,000	$1,296,471
Booking Holdings, Inc., 4.625%, 4/13/2030		405,000	395,332
CBRE Group, Inc., 5.95%, 8/15/2034		2,318,000	2,337,203
Meituan, 3.05%, 10/28/2030 (n)		402,000	345,927
			$4,374,933
Containers – 0.1%
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		$2,000,000	$1,723,808
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$1,326,000	$1,301,498
Electronics – 0.3%
Analog Devices, Inc., 5.05%, 4/01/2034		$2,509,000	$2,493,027
Intel Corp., 5.2%, 2/10/2033		872,000	864,884
Intel Corp., 5.7%, 2/10/2053		1,819,000	1,779,556
Lam Research Corp., 1.9%, 6/15/2030		388,000	325,224
Lam Research Corp., 4.875%, 3/15/2049		1,541,000	1,412,546
			$6,875,237
Emerging Market Quasi-Sovereign – 2.7%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$870,000	$766,705
Abu Dhabi Development Holding Co. PJSC, 5.375%, 5/08/2029 (n)		710,000	713,965
Abu Dhabi Development Holding Co. PJSC, 5.5%, 5/08/2034 (n)		1,214,000	1,230,717
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033 (n)		1,147,000	1,098,975
Banco del Estado de Chile, 7.95% to 5/02/2029, FLR (CMT - 5yr. + 3.228%) to 11/02/2172 (n)		610,000	629,398
Banco do Brasil S.A., 6%, 3/18/2031 (n)		868,000	844,998
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		753,000	775,823
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		1,041,000	1,020,507
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	1,054,000	1,019,466
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033 (n)		$479,000	482,353
Codelco, Inc. (Republic of Chile), 6.44%, 1/26/2036 (n)		597,000	608,246
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		1,013,000	1,007,536
Development Bank of Kazakhstan, 5.5%, 4/15/2027 (n)		911,000	906,445
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		878,000	744,540
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)		1,694,000	1,211,210
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		624,000	608,875
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)		1,391,000	1,178,661
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		800,000	799,285
Empresa Nacional del Petroleo (Republic of Chile), 4.5%, 9/14/2047		895,000	661,887
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		3,186,000	3,168,949
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,294,000	1,236,143
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		2,154,000	2,155,788
GACI First Investment Co. (Kingdom of Saudi Arabia), 4.875%, 2/14/2035		594,000	557,406
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.125%, 2/14/2053		656,000	559,508
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.375%, 1/29/2054		660,000	578,153
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		1,354,000	1,144,265
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,553,000	1,490,880
KazMunayGas National Co., JSC (Republic of Kazakhstan), 3.5%, 4/14/2033		839,000	679,590
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.75%, 4/19/2047		813,000	691,213
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		1,516,000	1,387,395
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		798,000	800,164
Magyar Export-Import Bank PLC (Republic of Hungary), 6%, 5/16/2029	EUR	540,000	615,223
MDGH - GMTN RSC Ltd. (United Arab Emirates), 5.084%, 5/22/2053 (n)		$299,000	276,725
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		852,000	846,027

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)(w)		$426,000	$426,375
NPC Ukrenergo (Government of Ukraine), 6.875%, 11/09/2028 (n)		905,000	330,325
OCP S.A. (Republic of Madagascar), 6.875%, 4/25/2044		1,263,000	1,189,165
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		1,309,000	1,319,268
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		2,245,000	1,657,708
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 7.5%, 5/02/2054 (n)		1,481,000	1,476,379
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		1,210,000	1,189,493
Pertamina PT, 5.625%, 5/20/2043		957,000	912,739
Petroleos Mexicanos, 6.84%, 1/23/2030		1,186,000	1,051,374
Petroleos Mexicanos, 6.7%, 2/16/2032		808,000	676,967
Petroleos Mexicanos, 10%, 2/07/2033		646,000	651,984
Petroleos Mexicanos, 6.75%, 9/21/2047		2,480,000	1,665,735
Petroleos Mexicanos, 7.69%, 1/23/2050		1,764,000	1,284,934
Petroleos Mexicanos, 6.95%, 1/28/2060		1,687,000	1,124,065
PT Freeport Indonesia, 6.2%, 4/14/2052 (n)		800,000	768,850
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)		1,050,000	957,149
Qatar Petroleum, 3.125%, 7/12/2041 (n)		1,397,000	1,022,733
Qatar Petroleum, 3.3%, 7/12/2051 (n)		1,053,000	721,305
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		1,129,000	1,051,664
Saudi Arabian Oil Co., 3.5%, 11/24/2070 (n)		1,784,000	1,129,950
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		1,530,000	1,535,967
Sweihan PV Power Co. PJSC (United Arab Emirates), 3.625%, 1/31/2049 (n)		972,899	770,536
Turkiye Ihracat Kredi Bankasi A.S., 7.5%, 2/06/2028 (n)		1,069,000	1,071,672
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		1,236,000	1,033,543
			$57,516,901
Emerging Market Sovereign – 8.4%
Arab Republic of Egypt, 0%, 6/04/2024	EGP	33,300,000	$704,464
Arab Republic of Egypt, 0%, 8/13/2024		32,150,000	648,122
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		$523,000	486,211
Arab Republic of Egypt, 7.6%, 3/01/2029		937,000	871,090
Arab Republic of Egypt, 5.875%, 2/16/2031		1,366,000	1,098,510
Arab Republic of Egypt, 7.625%, 5/29/2032		2,898,000	2,467,647
Arab Republic of Egypt, 7.3%, 9/30/2033		1,266,000	1,039,133
Arab Republic of Egypt, 8.5%, 1/31/2047		873,000	680,327
Arab Republic of Egypt, 7.903%, 2/21/2048		1,356,000	1,006,911
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		638,000	511,995
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		1,057,000	745,185
Czech Republic, 5%, 9/30/2030	CZK	60,210,000	2,753,470
Czech Republic, 2%, 10/13/2033		60,310,000	2,182,899
Dominican Republic, 6%, 7/19/2028 (n)		$1,663,000	1,648,802
Dominican Republic, 5.5%, 2/22/2029 (n)		1,714,000	1,648,686
Dominican Republic, 7.05%, 2/03/2031 (n)		764,000	784,987
Dominican Republic, 4.875%, 9/23/2032 (n)		1,192,000	1,066,707
Dominican Republic, 6%, 2/22/2033 (n)		907,000	876,092
Dominican Republic, 5.3%, 1/21/2041 (n)		1,002,000	847,153
Dominican Republic, 5.875%, 1/30/2060 (n)		2,282,000	1,929,579
Emirate of Sharjah, 6.125%, 3/06/2036 (n)		788,000	780,308
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)		1,457,000	1,293,087
Federal Republic of Nigeria, 7.875%, 2/16/2032		2,737,000	2,410,996
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		1,709,000	1,423,248
Federal Republic of Nigeria, 7.375%, 9/28/2033		1,753,000	1,459,891
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		990,000	781,445
Federal Republic of Nigeria, 7.696%, 2/23/2038		969,000	764,869
Federal Republic of Nigeria, 7.625%, 11/28/2047		843,000	629,731
Federative Republic of Brazil, 10%, 1/01/2027	BRL	16,250,000	3,022,175
Federative Republic of Brazil, 10%, 1/01/2029		12,971,000	2,343,566
Federative Republic of Brazil, 10%, 1/01/2031		7,514,000	1,320,851
Federative Republic of Brazil, 6.125%, 3/15/2034		$727,000	705,118

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Federative Republic of Brazil, 4.75%, 1/14/2050		$763,000	$550,620
Federative Republic of Brazil, 7.125%, 5/13/2054		1,201,000	1,172,690
Government of Ukraine, 7.253%, 3/15/2035 (a)		2,655,000	714,195
Government of Ukraine, GDP Linked Bond, 7.75%, 5/31/2040 (a)		2,068,000	1,065,020
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		427,000	371,229
Islamic Republic of Pakistan, 6%, 4/08/2026		557,000	503,394
Islamic Republic of Pakistan, 7.375%, 4/08/2031		874,000	713,315
Islamic Republic of Pakistan, 8.875%, 4/08/2051 (n)		1,504,000	1,177,181
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		1,020,000	1,041,675
Kingdom of Saudi Arabia, 5%, 1/16/2034 (n)		1,440,000	1,400,100
Kingdom of Saudi Arabia, 4.5%, 10/26/2046		2,723,000	2,272,126
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		3,863,000	3,261,114
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		2,103,000	1,364,321
Kingdom of Saudi Arabia, 5%, 1/18/2053 (n)		872,000	761,171
Kingdom of Saudi Arabia, 5.75%, 1/16/2054 (n)		917,000	883,375
KSA Sukuk Ltd. (Kingdom of Saudi Arabia), 5.25%, 6/04/2034 (n)		916,000	907,985
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	89,988,000	2,195,646
Oriental Republic of Uruguay, 9.75%, 7/20/2033		56,723,000	1,509,370
Oriental Republic of Uruguay, 5.75%, 10/28/2034		$826,000	851,655
Oriental Republic of Uruguay, 4.975%, 4/20/2055		753,000	680,033
Republic of Albania, 5.9%, 6/09/2028	EUR	601,000	674,185
Republic of Angola, 8.75%, 4/14/2032 (n)		$1,396,000	1,250,151
Republic of Angola, 9.375%, 5/08/2048		2,391,000	2,039,064
Republic of Angola, 9.125%, 11/26/2049		3,425,000	2,851,312
Republic of Argentina, 3.625%, 7/09/2035		6,559,000	2,878,512
Republic of Argentina, 4.25%, 1/09/2038		3,708,000	1,766,826
Republic of Argentina, 3.5%, 7/09/2041		3,925,000	1,610,858
Republic of Azerbaijan, 3.5%, 9/01/2032		857,000	721,256
Republic of Benin, 4.95%, 1/22/2035	EUR	804,000	701,254
Republic of Benin, 7.96%, 2/13/2038 (n)		$816,000	763,053
Republic of Bulgaria, 4.875%, 5/13/2036	EUR	797,000	918,471
Republic of Chile, 4%, 1/31/2052		$2,111,000	1,614,704
Republic of Chile, 5.33%, 1/05/2054		1,321,569	1,234,753
Republic of Colombia, 3.25%, 4/22/2032		1,376,000	1,046,142
Republic of Colombia, 8%, 11/14/2035		1,503,000	1,532,367
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		1,204,000	1,224,945
Republic of Costa Rica, 7.158%, 3/12/2045		958,000	995,123
Republic of Costa Rica, 7.3%, 11/13/2054 (n)		1,919,000	1,987,304
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	1,386,000	1,273,274
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		$832,000	812,448
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		1,228,000	1,195,765
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)	EUR	1,164,000	1,069,633
Republic of Cote d'Ivoire, 6.625%, 3/22/2048 (n)		602,000	516,080
Republic of Ecuador, 3.5%, 7/31/2035		$2,604,000	1,330,775
Republic of Ecuador, 2.5%, 7/31/2040		6,348,000	2,935,950
Republic of Ghana, 7.875%, 2/11/2035		1,533,000	785,754
Republic of Guatemala, 3.7%, 10/07/2033		936,000	753,480
Republic of Guatemala, 6.6%, 6/13/2036 (n)		703,000	701,243
Republic of Hungary, 6.25%, 9/22/2032 (n)		674,000	689,044
Republic of Hungary, 5.5%, 6/16/2034 (n)		2,223,000	2,140,113
Republic of Hungary, 7%, 10/24/2035	HUF	284,660,000	797,227
Republic of Hungary, 5.5%, 3/26/2036 (n)		$1,201,000	1,142,752
Republic of Hungary, 6.75%, 9/25/2052 (n)		708,000	750,404
Republic of India, 7.18%, 8/14/2033	INR	57,810,000	697,604
Republic of Indonesia, 4.35%, 1/11/2048		$1,063,000	893,065
Republic of Indonesia, 5.45%, 9/20/2052		644,000	625,768
Republic of Kenya, 8%, 5/22/2032		699,000	637,404
Republic of Latvia, 5.125%, 7/30/2034 (n)		980,000	963,409
Republic of Panama, 3.298%, 1/19/2033		673,000	514,132

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Panama, 6.4%, 2/14/2035		$358,000	$336,438
Republic of Panama, 8%, 3/01/2038		2,355,000	2,462,495
Republic of Panama, 6.853%, 3/28/2054		835,000	749,826
Republic of Panama, 3.87%, 7/23/2060		597,000	333,771
Republic of Paraguay, 3.849%, 6/28/2033		1,268,000	1,092,752
Republic of Paraguay, 5.85%, 8/21/2033 (n)		942,000	926,442
Republic of Paraguay, 6%, 2/09/2036 (n)		659,000	653,267
Republic of Paraguay, 5.6%, 3/13/2048		1,093,000	965,659
Republic of Paraguay, 5.4%, 3/30/2050 (n)		3,361,000	2,879,517
Republic of Paraguay, 5.4%, 3/30/2050		1,091,000	934,708
Republic of Philippines, 5.5%, 1/17/2048		840,000	826,106
Republic of Poland, 4.625%, 3/18/2029		713,000	698,513
Republic of Poland, 1.75%, 4/25/2032	PLN	4,864,000	932,808
Republic of Poland, 5.75%, 11/16/2032		$1,038,000	1,068,465
Republic of Poland, 4.875%, 10/04/2033		828,000	798,440
Republic of Poland, 5.125%, 9/18/2034		981,000	954,023
Republic of Poland, 5.5%, 4/04/2053		677,000	653,691
Republic of Poland, 5.5%, 3/18/2054		1,013,000	970,320
Republic of Romania, 6.625%, 2/17/2028 (n)		1,032,000	1,053,672
Republic of Romania, 5.5%, 9/18/2028 (n)	EUR	1,132,000	1,263,565
Republic of Romania, 5.875%, 1/30/2029 (n)		$590,000	584,100
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	1,556,000	1,381,300
Republic of Romania, 7.125%, 1/17/2033 (n)		$1,186,000	1,243,509
Republic of Romania, 6.375%, 1/30/2034 (n)		554,000	551,925
Republic of Romania, 5.625%, 2/22/2036 (n)	EUR	990,000	1,058,087
Republic of Romania, 2.625%, 12/02/2040 (n)		602,000	432,163
Republic of Romania, 2.75%, 4/14/2041 (n)		611,000	441,535
Republic of Serbia, 6.25%, 5/26/2028 (n)		$895,000	902,697
Republic of Serbia, 1.65%, 3/03/2033	EUR	429,000	348,761
Republic of Serbia, 6.5%, 9/26/2033 (n)		$716,000	718,182
Republic of Sri Lanka, 6.125%, 6/03/2025 (a)(d)		1,737,000	1,019,969
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(d)		2,356,000	1,360,610
Republic of Turkey, 6.125%, 10/24/2028		1,256,000	1,219,890
Republic of Turkey, 8.509%, 1/14/2029 (n)		768,000	811,223
Republic of Turkey, 5.25%, 3/13/2030		1,110,000	1,007,969
Republic of Turkey, 5.875%, 5/21/2030	EUR	1,270,000	1,383,165
Republic of Turkey, 5.95%, 1/15/2031		$2,172,000	2,006,754
Republic of Turkey, 5.875%, 6/26/2031		1,934,000	1,772,612
Republic of Turkey, 9.375%, 1/19/2033		348,000	387,585
Republic of Turkey, 7.625%, 5/15/2034		1,118,000	1,121,063
Republic of Turkey, 6.875%, 3/17/2036		945,000	887,119
Republic of Turkey, 6%, 1/14/2041		1,225,000	1,008,957
Republic of Turkey, 5.75%, 5/11/2047		1,575,000	1,202,906
Republic of Uzbekistan, 7.85%, 10/12/2028 (n)		668,000	689,451
Republic of Uzbekistan, 5.375%, 2/20/2029		1,081,000	1,006,681
Republic of Uzbekistan, 6.9%, 2/28/2032 (n)		907,000	884,779
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		6,312,000	959,236
Republic of Zambia, 8.97%, 7/30/2027 (a)(d)		2,828,000	2,149,195
Socialist Republic of Vietnam, 4.8%, 11/19/2024		1,088,000	1,078,774
State of Qatar, 4.817%, 3/14/2049 (n)		819,000	744,669
State of Qatar, 4.817%, 3/14/2049		619,000	562,821
State of Qatar, 4.4%, 4/16/2050 (n)		652,000	555,784
Sultanate of Oman, 6.5%, 3/08/2047		1,218,000	1,193,031
Sultanate of Oman, 6.75%, 1/17/2048		4,130,000	4,155,705
Sultanate of Oman, 7%, 1/25/2051 (n)		1,897,000	1,968,612
Sultanate of Oman, 7%, 1/25/2051		3,459,000	3,589,577
United Mexican States, 8.5%, 5/31/2029	MXN	32,000,000	1,781,600
United Mexican States, 7.75%, 5/29/2031		24,300,000	1,280,188
United Mexican States, 3.5%, 2/12/2034		$1,435,000	1,171,203

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
United Mexican States, 6%, 5/07/2036	$1,193,000	$1,170,663
United Mexican States, 6.338%, 5/04/2053	1,787,000	1,703,440
United Mexican States, 6.4%, 5/07/2054	778,000	748,831
		$182,165,873
Energy - Independent – 0.6%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$534,000	$526,387
Diamondback Energy, Inc., 5.75%, 4/18/2054	1,004,000	967,901
EQT Corp., 3.625%, 5/15/2031 (n)	982,000	858,960
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028 (n)	584,000	567,224
Medco Maple Tree Pte. Ltd., 8.96%, 4/27/2029 (n)	796,000	822,781
Occidental Petroleum Corp., 6.125%, 1/01/2031	752,000	768,273
Occidental Petroleum Corp., 4.4%, 4/15/2046	1,476,000	1,166,769
Pioneer Natural Resources Co., 1.9%, 8/15/2030	1,491,000	1,246,138
Pioneer Natural Resources Co., 2.15%, 1/15/2031	757,000	635,423
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	907,000	949,535
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)	743,000	666,278
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)	2,119,000	2,018,136
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)	1,286,000	1,051,163
Trident Energy Finance PLC, 12.5%, 11/30/2029 (n)	565,000	583,362
		$12,828,330
Energy - Integrated – 0.1%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$1,672,000	$1,381,014
BP Capital Markets America, Inc., 4.812%, 2/13/2033	390,000	377,200
BP Capital Markets America, Inc., 3.001%, 3/17/2052	1,301,000	840,189
		$2,598,403
Financial Institutions – 0.2%
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	$1,323,000	$1,184,729
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)	714,000	717,090
Shriram Transport Finance Co. Ltd., 6.625%, 4/22/2027 (n)	553,000	550,680
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	1,219,000	1,204,239
		$3,656,738
Food & Beverages – 1.3%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$2,533,000	$2,537,027
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)	826,000	683,854
Bacardi Ltd., 5.15%, 5/15/2038 (n)	2,936,000	2,707,321
Bimbo Bakeries USA, Inc., 6.05%, 1/15/2029 (n)	1,448,000	1,485,018
Bimbo Bakeries USA, Inc., 5.375%, 1/09/2036 (n)	932,000	900,363
Campbell Soup Co., 5.2%, 3/21/2029	774,000	770,118
Campbell Soup Co., 2.375%, 4/24/2030	282,000	240,186
Central American Bottling Corp., 5.25%, 4/27/2029 (n)	2,121,000	1,994,757
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)	823,000	710,716
Constellation Brands, Inc., 2.25%, 8/01/2031	746,000	608,926
Constellation Brands, Inc., 4.1%, 2/15/2048	2,470,000	1,941,139
Diageo Capital PLC, 5.625%, 10/05/2033	1,750,000	1,808,615
JBS USA Food Co., 6.5%, 12/01/2052	572,000	573,838
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	1,065,000	941,655
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	568,000	491,638
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	981,000	964,952
Kraft Heinz Foods Co., 4.875%, 10/01/2049	816,000	713,052
Kraft Heinz Foods Co., 5.5%, 6/01/2050	1,531,000	1,467,302
Mars, Inc., 4.55%, 4/20/2028 (n)	2,150,000	2,108,704
Mars, Inc., 4.75%, 4/20/2033 (n)	1,812,000	1,753,797
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031	1,243,000	1,075,381
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052	1,637,000	1,317,785

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
SYSCO Corp., 4.45%, 3/15/2048	$640,000	$528,976
		$28,325,120
Gaming & Lodging – 0.3%
Las Vegas Sands Corp., 5.9%, 6/01/2027	$582,000	$583,905
Las Vegas Sands Corp., 6.2%, 8/15/2034	894,000	900,875
Marriott International, Inc., 2.85%, 4/15/2031	1,075,000	913,427
Marriott International, Inc., 3.5%, 10/15/2032	635,000	548,380
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)	716,000	707,225
Sands China Ltd., 2.85%, 3/08/2029	1,094,000	960,214
Sands China Ltd., 3.25%, 8/08/2031	1,670,000	1,402,668
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	688,000	661,313
Wynn Macau Ltd., 5.125%, 12/15/2029	277,000	248,748
		$6,926,755
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$285,000	$272,800
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	2,127,000	1,267,703
		$1,540,503
Insurance – 0.2%
AIA Group Ltd., 5.375%, 4/05/2034 (n)	$317,000	$310,300
Corebridge Financial, Inc., 3.9%, 4/05/2032	1,617,000	1,443,551
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,747,000	1,440,236
Lincoln National Corp., 5.852%, 3/15/2034	1,360,000	1,352,821
Unum Group, 4.125%, 6/15/2051	65,000	47,446
		$4,594,354
Insurance - Health – 0.4%
Elevance Health, Inc., 5.375%, 6/15/2034	$912,000	$909,334
Elevance Health, Inc., 5.65%, 6/15/2054	1,239,000	1,221,683
Humana, Inc., 4.95%, 10/01/2044	814,000	711,440
Humana, Inc., 5.5%, 3/15/2053	269,000	250,364
UnitedHealth Group, Inc., 5.3%, 2/15/2030	1,215,000	1,229,757
UnitedHealth Group, Inc., 2.3%, 5/15/2031	1,986,000	1,659,956
UnitedHealth Group, Inc., 4.625%, 7/15/2035	552,000	525,693
UnitedHealth Group, Inc., 5.875%, 2/15/2053	971,000	1,005,075
		$7,513,302
Insurance - Property & Casualty – 0.3%
American International Group, Inc., 5.125%, 3/27/2033	$1,579,000	$1,549,651
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	1,095,000	1,157,640
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	1,057,000	1,163,068
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,087,000	939,187
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	344,000	337,095
Marsh & McLennan Cos., Inc., 2.9%, 12/15/2051	902,000	564,750
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	1,018,000	1,010,551
		$6,721,942
International Market Quasi-Sovereign – 0.1%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,470,000	$1,505,278
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	1,858,000	1,502,867
		$3,008,145
International Market Sovereign – 0.2%
Government of Bermuda, 5%, 7/15/2032 (n)	$3,915,000	$3,743,914
Government of Bermuda, 3.375%, 8/20/2050 (n)	2,322,000	1,532,520
		$5,276,434

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	$408,000	$390,645
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	839,000	817,660
CNH Industrial Capital LLC, 5.5%, 1/12/2029	1,405,000	1,415,269
CNH Industrial N.V., 3.85%, 11/15/2027	2,049,000	1,962,131
		$4,585,705
Major Banks – 3.0%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171	$1,055,000	$947,714
Bank of America Corp., 3.366% to 1/23/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.81%) to 1/23/2026	1,278,000	1,258,506
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	2,164,000	2,026,030
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	1,463,000	1,487,754
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	2,851,000	2,396,075
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	943,000	964,255
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	1,866,000	1,540,123
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	818,000	734,047
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	1,351,000	982,598
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	3,272,000	3,047,394
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	992,000	990,042
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	1,171,000	1,128,597
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	1,554,000	1,290,385
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	1,791,000	1,820,456
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.337%) to 2/01/2028	1,934,000	1,857,565
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	788,000	796,577
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,984,000	3,293,141
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	675,000	667,409
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	2,438,000	2,232,934
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	2,319,000	1,911,978
Morgan Stanley, 3.125%, 7/27/2026	4,414,000	4,216,722
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	705,000	707,467
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	1,252,000	1,239,029
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	1,931,000	1,619,894
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	956,000	958,577
NatWest Group PLC, 5.583%, 3/01/2028	805,000	804,811
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	3,606,000	3,300,969
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)	723,000	688,609
Oversea-Chinese Banking Corp. Ltd., 4.602%, 6/15/2032	671,000	654,889
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	796,000	793,714
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	1,183,000	1,183,045
Royal Bank of Canada, 2.3%, 11/03/2031	1,540,000	1,268,199
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	2,461,000	1,963,748
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	1,964,000	1,971,525
Toronto-Dominion Bank, 4.108%, 6/08/2027	830,000	804,213
Toronto-Dominion Bank, 4.693%, 9/15/2027	1,665,000	1,635,931
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	2,957,000	2,637,568
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	2,359,000	1,694,544
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	893,000	953,437
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	1,750,000	1,677,539
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	817,000	758,878
Wells Fargo & Co., 4.54% to 8/15/2025, FLR (SOFR - 1 day + 1.56%) to 8/15/2026	1,269,000	1,253,869
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	1,172,000	1,178,625
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	708,000	610,527
		$65,949,909
Medical & Health Technology & Services – 0.6%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$2,618,000	$2,469,270
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	1,260,000	1,086,641
Becton, Dickinson and Co., 2.823%, 5/20/2030	671,000	587,344
Becton, Dickinson and Co., 4.298%, 8/22/2032	844,000	784,588
CVS Health Corp., 5%, 2/20/2026	746,000	738,880

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
CVS Health Corp., 5.625%, 2/21/2053	$270,000	$250,395
ICON Investments Six DAC, 5.809%, 5/08/2027	1,474,000	1,485,314
ICON Investments Six DAC, 5.849%, 5/08/2029	473,000	478,932
IQVIA Holdings, Inc., 6.25%, 2/01/2029	1,089,000	1,114,946
Marin General Hospital, 7.242%, 8/01/2045	839,000	982,044
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	1,765,000	1,756,050
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	497,000	404,134
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	832,000	592,677
		$12,731,215
Medical Equipment – 0.0%
Danaher Corp., 2.6%, 10/01/2050	$1,499,000	$907,912
Metals & Mining – 0.2%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$1,378,000	$1,333,879
Nexa Resources S.A., 6.75%, 4/09/2034 (n)	554,000	557,546
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	1,636,301	1,189,787
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/29, 9.5% Cash to 6/30/2031 (n)(p)	1,021,673	955,275
		$4,036,487
Midstream – 0.8%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$313,000	$315,237
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	416,000	433,793
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	1,812,000	1,919,913
Enbridge, Inc., 5.7%, 3/08/2033	779,000	781,704
Enbridge, Inc., 5.95%, 4/05/2054	780,000	776,352
Energy Transfer LP, 4%, 10/01/2027	893,000	854,872
Energy Transfer LP, 5.95%, 5/15/2054	1,023,000	984,235
Enterprise Products Operating LLC, 4.85%, 1/31/2034	2,252,000	2,179,959
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	1,610,644	1,501,519
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	1,010,000	810,253
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)	1,629,173	1,281,615
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)	1,589,000	1,183,837
Peru LNG, 5.375%, 3/22/2030	1,254,000	1,061,336
Plains All American Pipeline LP, 4.65%, 10/15/2025	564,000	557,098
Plains All American Pipeline LP, 3.55%, 12/15/2029	1,827,000	1,660,112
Targa Resources Corp., 4.95%, 4/15/2052	1,458,000	1,240,049
		$17,541,884
Mortgage-Backed – 8.8%
Fannie Mae, 4.5%, 5/01/2025 - 11/25/2042	$1,296,291	$1,250,682
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	8,723,817	8,089,885
Fannie Mae, 3.5%, 1/25/2030 - 6/25/2048	4,369,850	3,983,629
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	962,370	853,992
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	364,696	30,206
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	35,677	36,636
Fannie Mae, 2%, 1/25/2033 - 8/25/2044	853,850	783,832
Fannie Mae, 3%, 2/25/2033 (i)	503,386	40,105
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	2,100,484	2,107,888
Fannie Mae, 3.566%, 6/25/2033	532,987	505,764
Fannie Mae, 5%, 11/01/2033 - 3/25/2042	2,520,438	2,482,635
Fannie Mae, 5.888%, 4/25/2034	53,159	53,091
Fannie Mae, 6%, 8/01/2034 - 6/01/2038	104,912	106,695
Fannie Mae, 5.728%, 1/25/2036	39,301	39,236
Fannie Mae, 5.668%, 5/25/2037	49,862	48,652
Fannie Mae, 5.738%, 10/25/2039 - 12/25/2045	489,441	478,283
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	3,539,803	3,303,900
Fannie Mae, 1%, 3/25/2041	261,488	220,471

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5.788%, 3/25/2041 - 12/25/2042	$108,939	$107,775
Fannie Mae, 2.25%, 4/25/2041	552,146	509,304
Fannie Mae, 5.938%, 7/25/2041	45,390	44,819
Fannie Mae, UMBS, 2.5%, 8/01/2036 - 9/01/2052	19,701,177	16,145,339
Fannie Mae, UMBS, 2%, 3/01/2037 - 9/01/2052	11,644,046	9,445,246
Fannie Mae, UMBS, 5.5%, 8/01/2038 - 3/01/2054	3,461,385	3,419,680
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 9/01/2051	1,998,526	1,475,044
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2052	405,412	365,433
Fannie Mae, UMBS, 3%, 7/01/2050 - 5/01/2053	6,176,355	5,211,566
Fannie Mae, UMBS, 4%, 8/01/2051 - 5/01/2052	837,208	768,825
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 9/01/2052	371,117	350,713
Fannie Mae, UMBS, 5%, 8/01/2052 - 3/01/2053	2,307,735	2,223,597
Fannie Mae, UMBS, 6%, 2/01/2053 - 11/01/2053	3,416,521	3,430,370
Fannie Mae, UMBS, 6.5%, 6/01/2053 - 9/01/2053	275,754	280,742
Freddie Mac, 0.615%, 7/25/2024 (i)	11,728,680	388
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	1,131,941	1,096,346
Freddie Mac, 2.67%, 12/25/2024	749,941	739,217
Freddie Mac, 0.069%, 5/25/2025 (i)	90,795,198	87,143
Freddie Mac, 3.7%, 5/25/2025	556,852	547,908
Freddie Mac, 4%, 7/01/2025 - 1/15/2055	2,382,374	2,269,728
Freddie Mac, 3.75%, 8/25/2025	941,451	922,838
Freddie Mac, 3.208%, 2/25/2026	733,807	711,497
Freddie Mac, 2.57%, 7/25/2026	4,800,000	4,567,931
Freddie Mac, 3.12%, 9/25/2026	1,944,856	1,861,473
Freddie Mac, 2.525%, 10/25/2026	1,667,889	1,574,932
Freddie Mac, 2.797%, 12/25/2026	425,229	410,148
Freddie Mac, 3.413%, 12/25/2026	2,500,000	2,400,401
Freddie Mac, 1.366%, 3/25/2027 (i)	2,188,000	73,880
Freddie Mac, 5.682%, 3/25/2027	380,283	377,400
Freddie Mac, 3.243%, 4/25/2027	1,555,025	1,480,912
Freddie Mac, 3.117%, 6/25/2027	2,250,000	2,132,705
Freddie Mac, 0.567%, 7/25/2027 (i)	43,667,924	653,621
Freddie Mac, 0.416%, 8/25/2027 (i)	32,791,658	388,338
Freddie Mac, 1.47%, 9/25/2027	700,000	626,119
Freddie Mac, 0.364%, 12/25/2027 (i)	212,028	2,355
Freddie Mac, 0.294%, 1/25/2028 (i)	59,311,924	595,391
Freddie Mac, 0.304%, 1/25/2028 (i)	24,875,011	252,999
Freddie Mac, 0.13%, 2/25/2028 (i)	75,422,922	382,703
Freddie Mac, 0.117%, 4/25/2028 (i)	49,450,344	250,649
Freddie Mac, 3.9%, 4/25/2028	288,736	277,946
Freddie Mac, 3%, 6/15/2028 - 10/01/2046	4,917,139	4,409,091
Freddie Mac, 0.425%, 10/25/2028 (i)	6,096,863	109,289
Freddie Mac, 5.807%, 3/25/2029	818,289	820,995
Freddie Mac, 1.09%, 7/25/2029 (i)	8,052,952	366,754
Freddie Mac, 1.141%, 8/25/2029 (i)	14,087,233	677,409
Freddie Mac, 5.811%, 12/25/2029	450,000	448,611
Freddie Mac, 1.318%, 1/25/2030 (i)	4,118,889	248,426
Freddie Mac, 1.798%, 4/25/2030 (i)	3,344,437	296,755
Freddie Mac, 1.868%, 4/25/2030 (i)	8,166,315	748,217
Freddie Mac, 1.666%, 5/25/2030 (i)	4,373,949	369,695
Freddie Mac, 1.797%, 5/25/2030 (i)	9,928,903	891,617
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	716,291	719,585
Freddie Mac, 1.115%, 6/25/2030 (i)	3,090,859	167,272
Freddie Mac, 1.341%, 6/25/2030 (i)	3,957,955	269,052
Freddie Mac, 5.707%, 6/25/2030	421,140	420,922
Freddie Mac, 5.747%, 6/25/2030	309,245	308,162
Freddie Mac, 1.599%, 8/25/2030 (i)	3,506,241	288,804
Freddie Mac, 1.169%, 9/25/2030 (i)	2,193,674	134,063
Freddie Mac, 5.878%, 11/25/2030	1,044,821	1,044,817

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.326%, 1/25/2031 (i)	$12,688,086	$209,032
Freddie Mac, 0.78%, 1/25/2031 (i)	4,987,462	216,934
Freddie Mac, 1.215%, 7/25/2031 (i)	3,953,830	281,129
Freddie Mac, 0.856%, 9/25/2031 (i)	5,826,990	289,037
Freddie Mac, 5.788%, 10/15/2032	44,242	43,811
Freddie Mac, 0.154%, 11/25/2032 (i)	11,453,817	163,039
Freddie Mac, 0.128%, 8/25/2033 (i)	12,475,897	170,519
Freddie Mac, 0.176%, 10/25/2033 (i)	11,781,459	212,593
Freddie Mac, 3.5%, 12/15/2033 - 10/25/2058	3,778,864	3,460,958
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	1,425,781	1,411,145
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	440,029	448,666
Freddie Mac, 5.638%, 4/15/2035	33,920	33,557
Freddie Mac, 5.5%, 2/15/2036 (i)	129,374	22,503
Freddie Mac, 6.5%, 5/01/2037	4,065	4,136
Freddie Mac, 5.688%, 3/15/2039 - 5/15/2041	402,223	387,898
Freddie Mac, 6.138%, 5/15/2039	33,899	33,759
Freddie Mac, 4.5%, 12/15/2040 (i)	27,830	2,415
Freddie Mac, 5.838%, 8/15/2046	54,146	53,175
Freddie Mac, 6.774%, 10/25/2053	101,531	103,701
Freddie Mac, 0.321%, 6/25/2055 (i)	17,860,106	405,265
Freddie Mac, 3.25%, 11/25/2061	847,947	747,632
Freddie Mac, UMBS, 2%, 3/01/2037 - 3/01/2052	14,882,370	11,639,974
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2052	5,514,447	4,501,436
Freddie Mac, UMBS, 3%, 3/01/2047 - 9/01/2052	2,826,828	2,414,259
Freddie Mac, UMBS, 1.5%, 6/01/2051 - 11/01/2051	61,232	45,118
Freddie Mac, UMBS, 3.5%, 5/01/2052	159,873	142,087
Freddie Mac, UMBS, 4%, 5/01/2052 - 6/01/2052	1,379,961	1,259,494
Freddie Mac, UMBS, 6%, 10/01/2052 - 12/01/2053	1,009,433	1,011,129
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 3/01/2054	917,085	906,611
Freddie Mac, UMBS, 6.5%, 5/01/2054	173,610	176,466
Ginnie Mae, 5.5%, 5/15/2033 - 4/20/2053	3,318,240	3,297,087
Ginnie Mae, 4.5%, 7/20/2033 - 5/20/2054	7,768,333	7,430,039
Ginnie Mae, 5.669%, 8/20/2034	319,833	320,260
Ginnie Mae, 4%, 5/16/2039 - 7/20/2053	1,601,993	1,492,508
Ginnie Mae, 5%, 8/20/2039 - 5/20/2053	3,836,070	3,727,370
Ginnie Mae, 5.885%, 10/20/2039	99,177	98,331
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	333,138	49,139
Ginnie Mae, 5.535%, 9/20/2041	1,485,988	1,457,769
Ginnie Mae, 3.5%, 10/20/2041 - 1/20/2043 (i)	887,510	122,438
Ginnie Mae, 3.5%, 12/15/2041 - 11/20/2052	3,532,260	3,201,391
Ginnie Mae, 2.5%, 6/20/2042 - 6/20/2052	4,975,150	4,146,663
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	5,868,256	5,099,502
Ginnie Mae, 2.5%, 2/20/2051 (i)	382,800	47,367
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	2,100,805	1,685,707
Ginnie Mae, 7%, 12/20/2053	123,967	126,586
Ginnie Mae, 6%, 2/20/2054 - 11/20/2055	3,197,317	3,221,944
Ginnie Mae, 6.473%, 3/20/2064	1,594,146	1,599,317
Ginnie Mae, TBA, 2%, 6/15/2054 - 7/15/2054	2,431,150	1,949,527
Ginnie Mae, TBA, 5.5%, 6/15/2054	200,000	198,385
Ginnie Mae, TBA, 6.5%, 6/15/2054	350,000	355,268
UMBS, TBA, 3%, 6/25/2054 - 7/25/2054	5,825,000	4,899,307
UMBS, TBA, 3.5%, 6/25/2054 - 7/25/2054	300,000	263,080
UMBS, TBA, 5.5%, 6/25/2054	2,700,000	2,656,203
UMBS, TBA, 6.5%, 6/25/2054	1,850,000	1,880,288
UMBS, TBA, 2%, 7/25/2054	925,000	714,225
UMBS, TBA, 2.5%, 7/25/2054	4,925,000	3,979,848
		$190,435,566

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, ”B“, 2.746%, 6/01/2034	$855,000	$714,700
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, ”A“, 2.682%, 7/01/2027	255,000	237,213
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, ”A“, 6.352%, 7/01/2049 (w)	760,000	759,511
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), ”A-1“, 2.326%, 6/01/2030	197,203	193,193
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), ”A“, 6.89%, 4/01/2034	1,115,000	1,137,607
State of Florida, Taxable, ”A“, 2.154%, 7/01/2030	673,000	566,674
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, ”A-1“, 1.497%, 6/01/2024	210,000	210,000
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, ”A-1“, 1.647%, 6/01/2025	175,000	167,521
		$3,986,419
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$1,217,000	$1,123,430
Oil Services – 0.0%
Yinson Boronia Production B.V., 8.947%, 7/31/2042 (n)	$823,000	$828,761
Oils – 0.1%
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)	$935,000	$913,721
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)	901,000	914,856
Raizen Fuels Finance S.A., 6.95%, 3/05/2054 (n)	578,000	582,959
		$2,411,536
Other Banks & Diversified Financials – 0.7%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$2,946,000	$3,028,972
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)	1,456,000	1,312,991
Bangkok Bank Public Co. Ltd. (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034	1,222,000	1,073,586
BBVA Bancomer S.A., 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)	362,000	380,130
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	1,000,000	1,025,536
BSF Finance, 5.5%, 11/23/2027	800,000	800,363
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	1,219,000	1,310,804
Macquarie Group Ltd., 5.887%, 6/15/2034 (n)	1,106,000	1,115,031
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	1,206,000	1,157,886
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	1,016,000	1,076,102
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	686,000	681,637
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)	1,677,000	1,543,326
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)	934,000	886,977
		$15,393,341
Pharmaceuticals – 0.5%
AbbVie, Inc., 5.35%, 3/15/2044	$1,232,000	$1,212,906
AbbVie, Inc., 5.4%, 3/15/2054	737,000	726,527
Bayer US Finance LLC, 6.125%, 11/21/2026 (n)	872,000	879,157
Bristol-Myers Squibb Co., 5.5%, 2/22/2044	629,000	622,514
Bristol-Myers Squibb Co., 5.55%, 2/22/2054	374,000	368,226
Eli Lilly & Co., 4.7%, 2/09/2034	1,813,000	1,762,112
Merck & Co., Inc., 2.75%, 12/10/2051	826,000	512,937
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	408,000	390,060
Pfizer, Inc., 2.55%, 5/28/2040	826,000	573,442
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	1,842,000	1,867,385
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	1,826,000	1,865,060
Teva Pharmaceutical Finance Netherlands III B.V., 7.875%, 9/15/2029	436,000	464,816
Teva Pharmaceutical Finance Netherlands III B.V., 8.125%, 9/15/2031	424,000	465,454
		$11,710,596

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.1%
Ambipar Lux S.à r.l., 9.875%, 2/06/2031 (n)		$826,000	$798,208
Waste Management, Inc., 4.625%, 2/15/2033		1,871,000	1,798,950
			$2,597,158
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$1,592,000	$1,599,443
Railroad & Shipping – 0.1%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054		$1,438,000	$1,367,535
Canadian Pacific Railway Co., 3.1%, 12/02/2051		1,167,000	773,424
			$2,140,959
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$1,047,000	$1,008,086
Corporate Office Property LP, REIT, 2%, 1/15/2029		1,230,000	1,040,406
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		1,252,000	1,030,210
			$3,078,702
Real Estate - Other – 0.2%
EPR Properties, REIT, 3.6%, 11/15/2031		$1,136,000	$943,281
Extra Space Storage LP, 5.5%, 7/01/2030		1,622,000	1,622,496
Prologis LP, REIT, 5.125%, 1/15/2034		1,817,000	1,788,233
			$4,354,010
Real Estate - Retail – 0.1%
NNN REIT, Inc., 5.6%, 10/15/2033		$1,227,000	$1,221,640
STORE Capital Corp., REIT, 4.625%, 3/15/2029		325,000	305,685
STORE Capital Corp., REIT, 2.75%, 11/18/2030		1,860,000	1,518,460
			$3,045,785
Retailers – 0.3%
Alibaba Group Holding Ltd., 3.15%, 2/09/2051		$1,582,000	$1,024,147
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)		936,000	693,909
Amazon.com, Inc., 3.6%, 4/13/2032		1,488,000	1,359,879
AutoZone, Inc., 4.75%, 8/01/2032		1,156,000	1,104,902
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		365,000	353,205
Home Depot, Inc., 3.9%, 6/15/2047		1,617,000	1,270,085
			$5,806,127
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)		$801,000	$754,416
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		417,000	369,714
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)		514,000	425,649
International Flavors & Fragrances, Inc., 5%, 9/26/2048		671,000	569,867
			$2,119,646
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$1,376,000	$976,206
Telecommunications - Wireless – 0.6%
American Tower Corp., 5.2%, 2/15/2029		$979,000	$971,675
American Tower Corp., 5.45%, 2/15/2034		1,106,000	1,092,224
Crown Castle, Inc., REIT, 4.45%, 2/15/2026		1,267,000	1,244,045
Crown Castle, Inc., REIT, 3.7%, 6/15/2026		986,000	951,372
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)		570,000	600,495
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	616,000	665,182
Rogers Communications, Inc., 4.5%, 3/15/2042		$1,070,000	904,069
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027		1,203,000	1,166,910
T-Mobile USA, Inc., 3.5%, 4/15/2025		691,000	678,003

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
T-Mobile USA, Inc., 2.05%, 2/15/2028	$1,390,000	$1,241,436
T-Mobile USA, Inc., 5.05%, 7/15/2033	1,191,000	1,159,654
Vodafone Group PLC, 5.625%, 2/10/2053	2,010,000	1,939,023
		$12,614,088
Tobacco – 0.2%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$1,384,000	$1,443,028
Philip Morris International, Inc., 5.625%, 11/17/2029	605,000	616,151
Philip Morris International, Inc., 5.125%, 2/15/2030	1,302,000	1,291,906
		$3,351,085
Transportation - Services – 0.3%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032 (n)	$367,516	$350,967
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)	865,000	657,701
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	1,098,000	1,107,857
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	1,694,000	1,745,727
GXO Logistics, Inc., 6.25%, 5/06/2029	1,044,000	1,058,528
IRB Infrastructure Developers Ltd., 7.11%, 3/11/2032 (n)	751,000	740,862
Royal Capital B.V., 5% to 5/05/2026, FLR (CMT - 5yr. + 7.396%) to 7/31/2070	390,000	382,688
		$6,044,330
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.16%, 2/01/2028	$10,554	$10,410
Small Business Administration, 2.21%, 2/01/2033	72,701	65,528
Small Business Administration, 2.22%, 3/01/2033	119,182	107,216
Small Business Administration, 3.15%, 7/01/2033	137,609	127,643
Small Business Administration, 3.16%, 8/01/2033	175,957	163,364
Small Business Administration, 3.62%, 9/01/2033	132,898	125,203
		$599,364
U.S. Treasury Obligations – 4.6%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$111,519
U.S. Treasury Bonds, 5.25%, 2/15/2029 (f)	2,965,000	3,059,857
U.S. Treasury Bonds, 2.375%, 2/15/2042	8,469,000	6,090,071
U.S. Treasury Bonds, 2.875%, 5/15/2043	6,853,400	5,262,929
U.S. Treasury Bonds, 3.875%, 5/15/2043	7,891,000	7,042,717
U.S. Treasury Bonds, 4.375%, 8/15/2043	1,516,000	1,447,721
U.S. Treasury Bonds, 4.75%, 11/15/2043	3,755,000	3,764,388
U.S. Treasury Bonds, 4.5%, 2/15/2044	543,000	526,965
U.S. Treasury Bonds, 2.5%, 2/15/2046	3,581,000	2,493,971
U.S. Treasury Bonds, 2.875%, 11/15/2046 (f)	7,328,000	5,437,319
U.S. Treasury Notes, 4.875%, 11/30/2025	1,768,000	1,763,994
U.S. Treasury Notes, 0.875%, 9/30/2026	5,600,000	5,124,437
U.S. Treasury Notes, 2.25%, 8/15/2027	8,936,000	8,304,546
U.S. Treasury Notes, 3.625%, 3/31/2028	11,275,000	10,897,552
U.S. Treasury Notes, 2.375%, 5/15/2029	8,149,500	7,383,256
U.S. Treasury Notes, 3.875%, 9/30/2029	4,658,000	4,516,986
U.S. Treasury Notes, 4.625%, 4/30/2031	2,748,000	2,768,181
U.S. Treasury Notes, 1.625%, 5/15/2031	4,940,000	4,102,902
U.S. Treasury Notes, 1.875%, 2/15/2032	7,500,000	6,229,687
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)	14,707,000	12,954,224
U.S. Treasury Notes, 3.25%, 5/15/2042	1,714,000	1,409,832
		$100,693,054
Utilities - Electric Power – 2.1%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030	$821,000	$686,064
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)	2,359,375	1,902,672
AEP Transmission Co. LLC, 5.4%, 3/15/2053	1,016,000	971,513

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079		$1,018,000	$1,010,591
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		1,089,000	1,056,806
Alabama Power Co., 3.45%, 10/01/2049		2,366,000	1,683,048
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		1,023,722	764,307
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		475,000	471,735
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		305,000	251,780
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		569,454	508,238
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		360,000	338,290
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		300,000	248,669
Duke Energy Carolinas LLC, 2.85%, 3/15/2032		2,231,000	1,898,335
Duke Energy Florida LLC, 6.2%, 11/15/2053		756,000	805,219
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		967,000	920,498
Enel Finance International N.V., 4.625%, 6/15/2027 (n)		1,080,000	1,056,168
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		1,318,000	1,073,837
Enel Finance International N.V., 7.75%, 10/14/2052 (n)		1,023,000	1,208,326
Energuate Trust, 5.875%, 5/03/2027		1,002,000	968,433
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)		996,000	831,691
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		2,101,000	2,126,958
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	953,000	1,066,439
Eversource Energy, 5.5%, 1/01/2034		$1,026,000	1,004,311
FirstEnergy Corp., 2.65%, 3/01/2030		862,000	740,852
Florida Power & Light Co., 3.95%, 3/01/2048		1,629,000	1,285,474
Georgia Power Co., 4.7%, 5/15/2032		2,230,000	2,149,434
Georgia Power Co., 5.125%, 5/15/2052		1,101,000	1,022,014
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		726,180	681,694
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028 (n)		900,000	813,822
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		405,000	388,857
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		2,404,000	1,978,227
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)		1,039,000	1,016,320
MidAmerican Energy Co., 5.85%, 9/15/2054		1,427,000	1,461,990
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		780,000	781,338
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032		1,197,000	978,613
Pacific Gas & Electric Co., 6.1%, 1/15/2029		531,000	541,949
Pacific Gas & Electric Co., 2.5%, 2/01/2031		1,645,000	1,355,160
Pacific Gas & Electric Co., 4%, 12/01/2046		996,000	726,004
PPL Electric Utilities Corp., 4.85%, 2/15/2034		1,017,000	982,968
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		765,000	689,747
Southern California Edison Co., 4.5%, 9/01/2040		454,000	390,344
Southern California Edison Co., 3.65%, 2/01/2050		796,000	568,108
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)		800,800	799,851
WEC Energy Group, Inc., 4.75%, 1/09/2026		2,359,000	2,331,588
Xcel Energy, Inc., 4.6%, 6/01/2032		1,154,000	1,073,760
Xcel Energy, Inc., 5.5%, 3/15/2034		649,000	638,528
			$46,250,570
Utilities - Other – 0.0%
National Central Cooling Co. PJSC, 2.5%, 10/21/2027		$957,000	$858,812
Total Bonds			$963,450,847
Common Stocks – 30.2%
Aerospace & Defense – 0.4%
General Dynamics Corp.		29,905	$8,964,622
Airlines – 0.1%
Air Canada (a)		140,594	$1,877,406

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Alcoholic Beverages – 0.3%
Ambev S.A.	1,075,300	$2,367,302
Kirin Holdings Co. Ltd.	261,600	3,617,970
		$5,985,272
Apparel Manufacturers – 0.0%
PVH Corp.	7,523	$902,835
Automotive – 0.5%
Bridgestone Corp.	15,900	$692,880
Compagnie Generale des Etablissements Michelin	158,648	6,408,999
Stellantis N.V.	126,652	2,801,080
		$9,902,959
Biotechnology – 0.0%
Biogen, Inc. (a)	3,468	$780,092
Broadcasting – 0.4%
Omnicom Group, Inc.	89,279	$8,299,376
Brokerage & Asset Managers – 0.3%
Bank of New York Mellon Corp.	122,955	$7,329,347
Business Services – 0.2%
SCSK Corp.	52,600	$1,001,788
TriNet Group, Inc.	11,376	1,182,763
Verisk Analytics, Inc., ”A“	6,434	1,626,386
		$3,810,937
Cable TV – 0.3%
Comcast Corp., ”A“	131,827	$5,277,035
Chemicals – 0.0%
Nutrien Ltd.	11,752	$688,677
Computer Software - Systems – 0.7%
Hon Hai Precision Industry Co. Ltd.	2,106,000	$11,182,071
Samsung Electronics Co. Ltd.	58,433	3,130,146
		$14,312,217
Construction – 3.5%
American Homes 4 Rent, ”A“, REIT	266,740	$9,613,309
Anhui Conch Cement Co. Ltd.	1,138,000	2,814,296
Compagnie de Saint-Gobain S.A.	76,729	6,799,943
Equity Lifestyle Properties, Inc., REIT	216,461	13,587,257
Essex Property Trust, Inc., REIT	42,104	10,938,198
Heidelberg Materials AG	50,243	5,225,750
Masco Corp.	25,403	1,776,178
Mid-America Apartment Communities, Inc., REIT	93,346	12,481,294
Sun Communities, Inc., REIT	114,309	13,487,319
		$76,723,544
Consumer Products – 0.9%
Colgate-Palmolive Co.	83,529	$7,764,856
Kenvue, Inc.	49,117	947,958
Kimberly-Clark Corp.	87,472	11,660,017
		$20,372,831

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 0.1%
Mitsubishi Electric Corp.	87,300	$1,515,461
Electronics – 0.5%
Lam Research Corp.	5,514	$5,141,474
Novatek Microelectronics Corp.	135,000	2,471,291
NVIDIA Corp.	3,675	4,029,013
		$11,641,778
Energy - Independent – 0.7%
Phillips 66	71,504	$10,161,433
Valero Energy Corp.	34,055	5,351,403
		$15,512,836
Energy - Integrated – 1.3%
Aker BP ASA	26,884	$693,969
Eni S.p.A.	459,234	7,241,369
Exxon Mobil Corp.	16,539	1,939,363
Harbour Energy PLC	280,533	1,189,461
LUKOIL PJSC (a)(u)	17,902	0
PetroChina Co. Ltd.	8,026,000	8,191,679
Suncor Energy, Inc. (l)	74,883	3,054,767
TotalEnergies SE	85,571	6,247,738
		$28,558,346
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	67,430	$2,837,433
Food & Beverages – 0.6%
General Mills, Inc.	148,262	$10,193,012
Inner Mongolia Yili Industrial Group Co. Ltd., ”A“	336,600	1,315,454
Nomad Foods Ltd.	40,529	711,689
WH Group Ltd.	1,102,000	751,623
		$12,971,778
Food & Drug Stores – 0.4%
Tesco PLC	2,025,967	$8,070,105
Forest & Paper Products – 0.6%
Rayonier, Inc., REIT	194,872	$5,850,057
Weyerhaeuser Co., REIT	212,493	6,381,165
		$12,231,222
Gaming & Lodging – 0.4%
Aristocrat Leisure Ltd.	37,597	$1,132,167
Ryman Hospitality Properties, Inc., REIT	62,112	6,526,108
		$7,658,275
Health Maintenance Organizations – 0.3%
Cigna Group	19,688	$6,784,879
Insurance – 1.7%
China Pacific Insurance Co. Ltd.	443,200	$1,162,483
Corebridge Financial, Inc.	178,525	5,207,574
DB Insurance Co. Ltd.	20,485	1,541,160
Equitable Holdings, Inc.	177,050	7,345,805
Hartford Financial Services Group, Inc.	30,791	3,185,329
Manulife Financial Corp.	471,153	12,237,291
MetLife, Inc.	63,156	4,570,600

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Samsung Fire & Marine Insurance Co. Ltd.	9,331	$2,369,730
		$37,619,972
Machinery & Tools – 0.2%
Volvo Group	194,887	$5,259,901
Major Banks – 0.6%
DBS Group Holdings Ltd.	299,840	$8,002,083
Erste Group Bank AG	36,287	1,782,918
UBS Group AG	75,031	2,400,455
		$12,185,456
Medical & Health Technology & Services – 1.4%
Encompass Health Corp.	107,086	$9,251,160
McKesson Corp.	12,467	7,101,078
Universal Health Services, Inc.	41,612	7,897,958
Ventas, Inc., REIT	136,371	6,854,006
		$31,104,202
Metals & Mining – 1.1%
Fortescue Ltd.	312,035	$5,122,988
Rio Tinto PLC	138,901	9,756,048
Toyota Tsusho Corp.	84,800	5,162,090
Vale S.A.	273,500	3,291,855
		$23,332,981
Other Banks & Diversified Financials – 0.3%
KB Financial Group, Inc.	36,985	$2,120,985
M&T Bank Corp.	13,759	2,085,864
Northern Trust Corp.	24,413	2,056,551
Popular, Inc.	12,697	1,130,160
Sberbank of Russia PJSC (a)(u)	1,738,404	0
		$7,393,560
Pharmaceuticals – 2.1%
AbbVie, Inc.	66,800	$10,770,832
Johnson & Johnson	46,533	6,824,995
Organon & Co.	363,043	7,743,707
Pfizer, Inc.	136,696	3,917,707
Roche Holding AG	47,735	12,220,076
Sanofi	25,668	2,508,031
Santen Pharmaceutical Co. Ltd.	83,200	865,796
		$44,851,144
Printing & Publishing – 0.2%
Lamar Advertising Co., REIT	43,692	$5,160,462
Real Estate – 5.0%
Alexandria Real Estate Equities, Inc., REIT	66,296	$7,889,224
Boston Properties, Inc., REIT	136,508	8,281,940
Brixmor Property Group, Inc., REIT	69,695	1,568,834
Douglas Emmett, Inc., REIT	397,456	5,544,511
Extra Space Storage, Inc., REIT	115,669	16,745,401
Farmland Partners, Inc., REIT	281,486	3,056,938
Federal Realty Investment Trust, REIT	118,910	12,003,965
Highwoods Properties, Inc., REIT	46,391	1,204,774
Kimco Realty Corp., REIT	476,377	9,222,659
NNN REIT, Inc.	275,093	11,490,635
Prologis, Inc., REIT	209,085	23,101,802

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Rexford Industrial Realty, Inc., REIT	181,665	$8,240,324
		$108,351,007
Restaurants – 0.4%
Pluxee N.V. (a)	52,926	$1,651,037
Sodexo	71,562	6,661,011
		$8,312,048
Specialty Stores – 0.7%
Home Depot, Inc.	9,590	$3,211,403
NEXT PLC	17,781	2,129,771
PDD Holdings, Inc., ADR (a)	6,747	1,010,566
Ross Stores, Inc.	13,665	1,909,820
Shimamura Co. Ltd.	21,200	1,018,013
Target Corp.	34,198	5,340,360
		$14,619,933
Telecommunications - Wireless – 0.7%
KDDI Corp.	297,400	$8,259,826
SBA Communications Corp., REIT	36,981	7,273,423
		$15,533,249
Telephone Services – 1.9%
Digital Realty Trust, Inc., REIT	101,104	$14,694,455
Equinix, Inc., REIT	31,382	23,943,839
Hellenic Telecommunications Organization S.A.	172,094	2,509,659
		$41,147,953
Tobacco – 0.5%
Altria Group, Inc.	55,350	$2,559,938
British American Tobacco PLC	142,275	4,396,856
Japan Tobacco, Inc.	105,100	2,978,934
		$9,935,728
Utilities - Electric Power – 0.8%
Chubu Electric Power Co., Inc.	64,600	$892,018
CLP Holdings Ltd.	87,000	690,383
Edison International	100,288	7,707,133
Iberdrola S.A.	245,563	3,238,917
PG&E Corp.	89,815	1,665,170
Vistra Corp.	25,922	2,568,352
Xcel Energy, Inc.	19,544	1,083,715
		$17,845,688
Total Common Stocks		$655,662,547
Preferred Stocks – 0.2%
Metals & Mining – 0.2%
Gerdau S.A.	905,758	$3,123,898
Convertible Bonds – 0.1%
Utilities - Electric Power – 0.1%
Pacific Gas & Electric Corp., 4.25%, 12/01/2027 (n)	$950,000	$978,809
Investment Companies (h) – 25.3%
Bond Funds – 22.7%
MFS High Yield Pooled Portfolio (v)	60,076,391	$491,424,881

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – continued
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 5.38% (v)	57,068,927	$57,074,634
Total Investment Companies		$548,499,515
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.26% (j)	2,851,635	$2,851,635

Other Assets, Less Liabilities – (0.3)%		(6,596,454)
Net Assets – 100.0%		$2,167,970,797
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $548,499,515 and $1,626,067,736, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $258,317,382, representing 11.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, ”A“, FLR, 6.639% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036	11/12/2021 - 5/25/2022	$238,996	$237,247
ReadyCap Commercial Mortgage Trust, 2021-FL7, ”AS“, FLR, 6.939% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036	11/12/2021	109,000	108,089
Total Restricted Securities			$345,336
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
USA-CPI-U	Consumer Price Index - Urban Consumers
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint

Portfolio of Investments (unaudited) – continued
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
Derivative Contracts at 5/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CZK	2,284,897	USD	97,306	Merrill Lynch International	7/19/2024	$3,161
EUR	260,445	USD	280,466	Morgan Stanley Capital Services, Inc.	7/19/2024	2,719
MXN	45,114,562	USD	2,626,972	Barclays Bank PLC	7/19/2024	12,715
MXN	7,919,512	USD	462,719	HSBC Bank	7/19/2024	658
TRY	10,862,531	USD	314,797	BNP Paribas S.A.	7/19/2024	8,259
TRY	5,554,957	USD	159,726	Brown Brothers Harriman	7/19/2024	5,480
TRY	10,916,044	USD	301,132	JPMorgan Chase Bank N.A.	7/19/2024	23,515
TRY	5,625,389	USD	161,591	Merrill Lynch International	7/19/2024	5,710
TRY	21,772,411	USD	612,563	UBS AG	7/19/2024	34,956
USD	4,490,531	BRL	23,383,989	Citibank N.A.	7/02/2024	50,811
USD	2,252,104	BRL	11,641,907	Goldman Sachs International	7/02/2024	41,754
USD	576,274	BRL	2,977,894	Merrill Lynch International	7/02/2024	10,886
USD	713,075	INR	59,483,278	Barclays Bank PLC	6/14/2024	674
USD	1,384,716	JPY	215,547,497	JPMorgan Chase Bank N.A.	7/19/2024	4,425
USD	4,298,416	MXN	71,646,344	Deutsche Bank AG	7/19/2024	106,335
USD	701,000	MXN	11,977,016	Goldman Sachs International	7/19/2024	216
USD	961,860	PLN	3,779,620	Goldman Sachs International	7/19/2024	2,952
						$315,226
Liability Derivatives
BRL	3,216,849	USD	632,517	Deutsche Bank AG	7/02/2024	$(21,761)
BRL	1,522,893	USD	298,996	Goldman Sachs International	7/02/2024	(9,857)
JPY	215,547,497	USD	1,430,468	Barclays Bank PLC	7/19/2024	(50,178)
MXN	18,800,927	USD	1,105,170	Morgan Stanley Capital Services, Inc.	7/19/2024	(5,113)
THB	24,897,852	USD	690,935	Barclays Bank PLC	6/28/2024	(14,513)
USD	4,936,494	CZK	116,730,800	UBS AG	7/19/2024	(196,129)
USD	15,981,125	EUR	14,961,919	Citibank N.A.	7/19/2024	(287,179)
USD	746,463	EUR	687,893	JPMorgan Chase Bank N.A.	7/19/2024	(1,492)
USD	838,546	HUF	301,925,768	State Street Bank Corp.	7/19/2024	(777)
USD	326,121	MXN	5,643,436	Goldman Sachs International	7/19/2024	(4,081)
USD	1,091,271	MXN	19,224,116	JPMorgan Chase Bank N.A.	7/19/2024	(33,547)
USD	681,622	MXN	11,775,706	Merrill Lynch International	7/19/2024	(7,383)
USD	325,480	MXN	5,654,835	Morgan Stanley Capital Services, Inc.	7/19/2024	(5,389)
						$(637,399)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	298	$60,703,532	September – 2024	$7,445
U.S. Treasury Note 5 yr	Short	USD	203	21,476,766	September – 2024	13,652

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Note 10 yr	Short	USD	301	$33,721,406	September – 2024	$58,175
						$79,272
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	9	$1,044,562	September – 2024	$(8,401)
U.S. Treasury Note 10 yr	Long	USD	719	78,224,953	September – 2024	(215,676)
U.S. Treasury Ultra Bond 30 yr	Long	USD	116	14,202,750	September – 2024	(199,822)
						$(423,899)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
4/15/26	USD	8,800,000	centrally cleared	USA-CPI-U / At Maturity	2.637% / At Maturity	$6,686	$—	$6,686
5/24/26	USD	14,600,000	centrally cleared	Daily SOFR / Annually	4.759% / Annually	10,055	—	10,055
3/17/32	USD	4,200,000	centrally cleared	3.960% / Annually	Daily SOFR / Annually	14,084	—	14,084
3/15/33	USD	4,300,000	centrally cleared	4.044% / Annually	Daily SOFR / Annually	23,248	—	23,248
						$54,073	$—	$54,073
Liability Derivatives
Interest Rate Swaps
4/18/26	USD	17,600,000	centrally cleared	USA-CPI-U / At Maturity	2.680% / At Maturity	$(2,746)	$—	$(2,746)
3/21/57	USD	1,100,000	centrally cleared	Daily SOFR / Annually	3.718% / Annually	(2,230)	—	(2,230)
3/15/58	USD	1,100,000	centrally cleared	Daily SOFR / Annually	3.757% / Annually	(13,529)	—	(13,529)
						$(18,505)	$—	$(18,505)
At May 31, 2024, the fund had cash collateral of $270,000 and other liquid securities with an aggregate value of $2,837,908 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$450,389,152	$—	$—	$450,389,152
France	1,651,037	28,625,722	—	30,276,759
United Kingdom	711,689	25,542,241	—	26,253,930
Japan	5,133,431	20,871,345	—	26,004,776
Canada	17,858,141	—	—	17,858,141
Switzerland	12,220,076	2,400,455	—	14,620,531
China	5,140,316	9,354,162	—	14,494,478
Taiwan	13,653,362	—	—	13,653,362
South Korea	2,120,985	9,878,469	—	11,999,454
Other Countries	11,292,714	41,943,148	0	53,235,862
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	101,292,418	—	101,292,418
Non - U.S. Sovereign Debt	—	247,967,353	—	247,967,353
Municipal Bonds	—	3,986,419	—	3,986,419
U.S. Corporate Bonds	—	227,540,164	—	227,540,164
Residential Mortgage-Backed Securities	—	196,898,817	—	196,898,817
Commercial Mortgage-Backed Securities	—	8,632,705	—	8,632,705
Asset-Backed Securities (including CDOs)	—	25,457,675	—	25,457,675
Foreign Bonds	—	152,654,105	—	152,654,105
Mutual Funds	551,351,150	—	—	551,351,150
Total	$1,071,522,053	$1,103,045,198	$0	$2,174,567,251
Other Financial Instruments
Futures Contracts – Assets	$79,272	$—	$—	$79,272
Futures Contracts – Liabilities	(423,899)	—	—	(423,899)
Forward Foreign Currency Exchange Contracts – Assets	—	315,226	—	315,226
Forward Foreign Currency Exchange Contracts – Liabilities	—	(637,399)	—	(637,399)
Swap Agreements – Assets	—	54,073	—	54,073
Swap Agreements – Liabilities	—	(18,505)	—	(18,505)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities. At May 31, 2024, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at February 29, 2024.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$509,322,463	$11,337,162	$27,979,714	$(1,425,577)	$170,547	$491,424,881
MFS Institutional Money Market Portfolio	50,404,747	157,667,159	151,005,036	2,089	5,675	57,074,634
	$559,727,210	$169,004,321	$178,984,750	$(1,423,488)	$176,222	$548,499,515
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$8,619,352	$—
MFS Institutional Money Market Portfolio	863,324	—
	$9,482,676	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2024, are as follows:
United States	67.5%
Canada	2.7%
United Kingdom	2.5%
France	2.0%
Japan	1.6%
Brazil	1.3%
Switzerland	1.1%
Mexico	1.0%
Australia	0.9%
Other Countries	19.4%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.